Note 17 - Commitments And Contingent Liabilities (Details Textual) ¥ in Thousands, $ in Thousands	60 Months Ended	143 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2013 JPY (¥)
May 2006, January 2007, January 2008 and January 2015 Agreements [Member]
Contractual Obligation, Total		$ 20,000
Payments to Acquire Investments, Total		$ 16,357
May 2006, January 2007, January 2008 and January 2015 Agreements [Member] | Investment Per Fund [Member]
Contractual Obligation, Total			$ 5,000
April 2013 Agreement [Member]
Contractual Obligation, Total | ¥				¥ 100,000
Payments to Acquire Investments, Total | ¥	¥ 92,816